Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Touchstone Variable Series Trust
Entity Central Index Key	0000920547
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000226678 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing investors with capital appreciation and current income by generally investing in a diversified portfolio comprising approximately 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class SC shares performance was 13.62% for the reporting period.
Economic growth exceeded expectations over the period which contributed to robust equities gains, although with narrow market breadth. Interest rates experienced elevated volatility over the 12 month period as investors adjusted their expectations for Federal Reserve policy in response to developing economic data. Credit spreads tightened over the same period and have recently been range bound near their historical tights as investors anticipate a continued expansion for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Equities Allocation	Positive	The Fund was overweight equities relative to a blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity Selection	Negative	The Fund’s equity positions overall, and within the Information Technology sector in particular, had a negative impact on relative performance.
Fixed Income Selection	Positive	Fixed income was a positive contributor due to positive security selection among investment grade and high yield corporate bonds, and structured securities.
Over the past 12 months the Fund has taken advantage of periods of strong performance to trim equity exposure as valuations became stretched. The equity allocation was primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continued to be overweight risk within Investment Grade Credit and Securitized but moved up in quality as credit spreads compressed to historically tight levels.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class SC1	13.62%	9.58%	8.37%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 3000® Index	23.81%	13.86%	12.55%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	14.87%	8.83%	8.57%
60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.04%	8.67%	8.52%
[1]	The inception date was April 13, 2021. Performance information was calculated using the historical performance of Class I shares for the periods prior to April 13, 2021.

Performance Inception Date	Apr. 13, 2021
Net Assets	$ 49,363,978
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 278,958
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,363,978
Total number of portfolio holdings	201
Total advisory fees paid	$278,958
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.3%
Corporate Bonds	19.6%
U.S. Treasury Obligations	10.0%
Commercial Mortgage-Backed Securities	3.5%
U.S. Government Mortgage-Backed Obligations	3.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	47.4%
AA/Aa	6.7%
A/A	18.5%
BBB/Baa	27.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193689 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Balanced Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Balanced Fund (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84	0.79%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to achieve its investment goal of providing investors with capital appreciation and current income by generally investing in a diversified portfolio comprising approximately 60% equity securities and 40% fixed-income securities. With respect to equities, the Fund invests primarily in issuers having a market capitalization, at the time of purchase, above $5 billion. Equity securities include common stock and preferred stock. With respect to fixed-income, the Fund invests primarily in bonds, including mortgage-related securities, asset-backed securities, government securities (both U.S. government securities and foreign sovereign debt), and corporate debt securities.
The Fund's Class I shares performance was 13.59% for the reporting period.
Economic growth exceeded expectations over the period which contributed to robust equities gains, although with narrow market breadth. Interest rates experienced elevated volatility over the 12 month period as investors adjusted their expectations for Federal Reserve policy in response to developing economic data. Credit spreads tightened over the same period and have recently been range bound near their historical tights as investors anticipate a continued expansion for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Equities Allocation	Positive	The Fund was overweight equities relative to a blended benchmark comprised of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index in a period where equities outperformed fixed income.
Equity Selection	Negative	The Fund’s equity positions overall, and within the Information Technology sector in particular, had a negative impact on relative performance.
Fixed Income Selection	Positive	Fixed income was a positive contributor due to positive security selection among investment grade and high yield corporate bonds, and structured securities.
Over the past 12 months the Fund has taken advantage of periods of strong performance to trim equity exposure as valuations became stretched. The equity allocation was primarily concentrated in U.S. large cap securities. The Fund’s fixed income allocation continued to be overweight risk within Investment Grade Credit and Securitized but moved up in quality as credit spreads compressed to historically tight levels.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	13.59%	9.57%	8.36%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
Russell 3000® Index	23.81%	13.86%	12.55%
60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index	14.87%	8.83%	8.57%
60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index	15.04%	8.67%	8.52%

Net Assets	$ 49,363,978
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 278,958
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$49,363,978
Total number of portfolio holdings	201
Total advisory fees paid	$278,958
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Common Stocks	62.3%
Corporate Bonds	19.6%
U.S. Treasury Obligations	10.0%
Commercial Mortgage-Backed Securities	3.5%
U.S. Government Mortgage-Backed Obligations	3.5%
Sovereign Government Obligations	0.3%
Short-Term Investment Fund	0.4%
Other Assets/Liabilities (Net)	0.4%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	47.4%
AA/Aa	6.7%
A/A	18.5%
BBB/Baa	27.4%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000213075 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$92	0.91%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. Government and foreign sovereign debt) and corporate debt securities. The Fund primarily invests in investment-grade debt securities but may invest up to 30% of total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization.
The Fund's Class SC shares performance was 1.96% for the reporting period.
Financial market volatility was elevated in the face of changing monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates moved higher over the 12 months as investors adjusted their expectations for Federal Reserve policy due to developing economic data. Credit spreads tightened over the same period and were range bound near their historical tights as investors anticipate a continued expansion for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile and as a result the Fund tactically adjusted duration positioning over the 12 months. In addition, the Fund was biased for a steeper curve which benefitted performance. The aggregate impact from interest rate management was marginally positive to relative performance.
Investment Grade Corporates and Emerging Market Debt Allocations	Positive	Over the 12 months the Fund had overweight allocations to Investment Grade Corporates and Emerging Market Debt, which both outperformed and contributed to relative performance.
Investment Grade Corporates and Securitized Positions	Positive	The Fund’s positions within Investment Grade Corporates and Securitized contributed to relative performance.
High Yield Credit Protection	Negative	The Fund maintained credit default swap protection on High Yield Credit which underperformed as spreads tightened over the year.
Over the 12 months the Fund reduced its risk budget target. As a result, the Fund largely eliminated the Emerging Market Debt allocation and also moved up in quality within Investment Grade Corporates and Securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class SC1	1.96%	0.08%	1.02%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%
[1]	The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to July 10, 2019.

Performance Inception Date	Jul. 10, 2019
Net Assets	$ 47,217,234
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 194,862
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,217,234
Total number of portfolio holdings	228
Total advisory fees paid	$194,862
Portfolio turnover rate	181%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	46.5%
U.S. Treasury Obligations	19.9%
Commercial Mortgage-Backed Securities	8.6%
Non-Agency Collateralized Mortgage Obligations	6.0%
U.S. Government Mortgage-Backed Obligations	6.0%
Asset-Backed Securities	5.4%
Agency Collateralized Mortgage Obligations	3.6%
Sovereign Government Obligations	1.0%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	0.9%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	42.1%
AA/Aa	7.5%
A/A	16.0%
BBB/Baa	30.0%
BB/Ba	0.2%
B/B	0.8%
CC	0.1%
Not Rated	3.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000193690 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Bond Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Bond Fund (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$62	0.61%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal. Under normal circumstances, the Fund invests at least 80% of its assets in bonds. Bonds include mortgage-related securities, asset-backed securities, government securities (both U.S. Government and foreign sovereign debt) and corporate debt securities. The Fund primarily invests in investment-grade debt securities but may invest up to 30% of total assets in non-investment-grade debt securities rated as low as B by a Nationally Recognized Statistical Rating Organization.
The Fund's Class I shares performance was 2.19% for the reporting period.
Financial market volatility was elevated in the face of changing monetary policy, mixed economic indicators, and increased geopolitical risks. Interest rates moved higher over the 12 months as investors adjusted their expectations for Federal Reserve policy due to developing economic data. Credit spreads tightened over the same period and were range bound near their historical tights as investors anticipate a continued expansion for the U.S. economy.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Interest Rate Management	Positive	Interest rates have been extremely volatile and as a result the Fund tactically adjusted duration positioning over the 12 months. In addition, the Fund was biased for a steeper curve which benefitted performance. The aggregate impact from interest rate management was marginally positive to relative performance.
Investment Grade Corporates and Emerging Market Debt Allocations	Positive	Over the 12 months the Fund had overweight allocations to Investment Grade Corporates and Emerging Market Debt, which both outperformed and contributed to relative performance.
Investment Grade Corporates and Securitized Positions	Positive	The Fund’s positions within Investment Grade Corporates and Securitized contributed to relative performance.
High Yield Credit Protection	Negative	The Fund maintained credit default swap protection on High Yield Credit which underperformed as spreads tightened over the year.
Over the 12 months the Fund reduced its risk budget target. As a result, the Fund largely eliminated the Emerging Market Debt allocation and also moved up in quality within Investment Grade Corporates and Securitized products as spreads were at historically tight levels and the risk/reward was skewed to the downside.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	2.19%	0.24%	1.25%
Bloomberg U.S. Aggregate Bond Index	1.25%	-0.33%	1.35%

Net Assets	$ 47,217,234
Holdings Count | Holding	228
Advisory Fees Paid, Amount	$ 194,862
Investment Company Portfolio Turnover	181.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$47,217,234
Total number of portfolio holdings	228
Total advisory fees paid	$194,862
Portfolio turnover rate	181%

Holdings [Text Block]
Graphical Representation of Holdings
Asset Category (% of Net Assets)
Corporate Bonds	46.5%
U.S. Treasury Obligations	19.9%
Commercial Mortgage-Backed Securities	8.6%
Non-Agency Collateralized Mortgage Obligations	6.0%
U.S. Government Mortgage-Backed Obligations	6.0%
Asset-Backed Securities	5.4%
Agency Collateralized Mortgage Obligations	3.6%
Sovereign Government Obligations	1.0%
Short-Term Investment Fund	2.1%
Other Assets/Liabilities (Net)	0.9%
Total	100.0%
Credit Quality* (% of Fixed Income Securities)
AAA/Aaa	42.1%
AA/Aa	7.5%
A/A	16.0%
BBB/Baa	30.0%
BB/Ba	0.2%
B/B	0.8%
CC	0.1%
Not Rated	3.3%
Total	100.0%
* Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.

Credit Ratings Selection [Text Block]	Credit quality ratings are from S&P Global Ratings ("S&P") and Moody's Investor Service ("Moody's"). If agency ratings differ, the higher ratings will be used. Where no rating has been assigned, it may be for reasons unrelated to the creditworthiness of the issuer.
C000213076 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS SC
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class SC	$102	0.92%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation. The Fund invests at least 80% of its assets in large capitalization equity securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., seeks to invest in companies that are trading below what is believed to be the estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place.
The Fund's Class SC shares performance was 21.26% for the reporting period.
The U.S. equity market closed out 2024 with a second consecutive year of substantial gains, with the S&P 500® Index logging a 25.02% return – the first time the S&P 500® Index has had back-to-back 20%+ years since 1998. The macroeconomic focus of the year largely revolved around Federal Reserve policy and market implications of the election cycle.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Real Estate Sector	Positive	Exposure to non-index holding Jones Lang LaSalle contributed to fund performance.
Semiconductor & Semiconductor Equipment Industry	Negative	The Fund’s underweight to this industry relative to the S&P 500® Index was the largest detractor from fund performance. The Fund’s stocks within this industry also underperformed the S&P 500® Index holdings within the industry.
Communication Services Sector	Positive	Allocation and selection within the sector was a significant contributor to fund performance.
Information Technology Sector	Negative	The Information Technology sector was the largest detractor among the Fund’s sector exposures. The Fund’s positions within the sector were also detractors from fund performance.
The decrease in weight in the Financials sector relative to the benchmark was the largest sector related change in the Fund during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class SC1	21.26%	14.69%	12.08%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%
S&P 500® Index	25.02%	14.53%	13.10%
[1]	The inception date was July 10, 2019. Performance information was calculated using the historical performance of Class I shares for the periods prior to Jul 10, 2019.

Performance Inception Date	Jul. 10, 2019
Net Assets	$ 206,427,484
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,057,279
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$206,427,484
Total number of portfolio holdings	46
Total advisory fees paid	$1,057,279
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	31.9%
Communication Services	15.8%
Financials	13.7%
Health Care	12.7%
Consumer Discretionary	9.0%
Industrials	6.8%
Consumer Staples	4.1%
Energy	2.6%
Materials	1.9%
Real Estate	1.4%
Short-Term Investment Fund	0.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193691 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Common Stock Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Common Stock Fund (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.73%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund seeks to provide investors with capital appreciation. The Fund invests at least 80% of its assets in large capitalization equity securities. The Fund’s sub-adviser, Fort Washington Investment Advisors, Inc., seeks to invest in companies that are trading below what is believed to be the estimate of the companies’ intrinsic value and have a sustainable competitive advantage or a high barrier to entry in place.
The Fund's Class I shares performance was 21.48% for the reporting period.
The U.S. equity market closed out 2024 with a second consecutive year of substantial gains, with the S&P 500® Index logging a 25.02% return – the first time the S&P 500® Index has had back-to-back 20%+ years since 1998. The macroeconomic focus of the year largely revolved around Federal Reserve policy and market implications of the election cycle.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Real Estate Sector	Positive	Exposure to non-index holding Jones Lang LaSalle contributed to fund performance.
Semiconductor & Semiconductor Equipment Industry	Negative	The Fund’s underweight to this industry relative to the S&P 500® Index was the largest detractor from fund performance. The Fund’s stocks within this industry also underperformed the S&P 500® Index holdings within the industry.
Communication Services Sector	Positive	Allocation and selection within the sector was a significant contributor to fund performance.
Information Technology Sector	Negative	The Information Technology sector was the largest detractor among the Fund’s sector exposures. The Fund’s positions within the sector were also detractors from fund performance.
The decrease in weight in the Financials sector relative to the benchmark was the largest sector related change in the Fund during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	21.48%	14.91%	12.36%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 1000® Index	24.51%	14.28%	12.87%
S&P 500® Index	25.02%	14.53%	13.10%

Net Assets	$ 206,427,484
Holdings Count | Holding	46
Advisory Fees Paid, Amount	$ 1,057,279
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$206,427,484
Total number of portfolio holdings	46
Total advisory fees paid	$1,057,279
Portfolio turnover rate	9%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Information Technology	31.9%
Communication Services	15.8%
Financials	13.7%
Health Care	12.7%
Consumer Discretionary	9.0%
Industrials	6.8%
Consumer Staples	4.1%
Energy	2.6%
Materials	1.9%
Real Estate	1.4%
Short-Term Investment Fund	0.2%
Other Assets/Liabilities (Net)	(0.1)%
Total	100.0%

C000193692 [Member]
Shareholder Report [Line Items]
Fund Name	Touchstone Small Company Fund
Class Name	CLASS I
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Touchstone Small Company Fund (“Fund”) for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at touchstoneinvestments.com/resources. You can also request this information by contacting us at 800.543.0407.
Additional Information Phone Number	800.543.0407
Additional Information Website	touchstoneinvestments.com/resources
Expenses [Text Block]	Fund Expenses
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$81	0.76%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management’s Discussion of Fund Performance
The Fund normally invests at least 80% of its assets in small-capitalization companies and seeks to provide investors with growth of capital by investing primarily in common stocks of small companies that the sub-adviser believes are high quality, have superior business models, solid management teams, sustainable growth potential and are attractively valued.
The Fund's Class I shares performance was 13.70% for the reporting period.
The market environment for small cap equities was positive for the year ending December 31, 2024. Small cap equity quarterly returns, measured by the Russell 2000 Index, were the following for the quarters ending: March 31, 2024 5.18%; June 30, 2024 (-3.28%); September 30, 2024 9.27%; and December 31, 2024 0.33%.
The factors that contributed most to the Fund’s performance during the period were:
Factor	Performance Impact	Observations
Energy and Consumer Discretionary sectors	Positive	The Fund's positions within the two sectors were the top contributors to fund performance.
Financials and Consumer Staples sectors	Negative	The Fund's positions within the sectors detracted from fund performance.
The portfolio purchased sixteen new positions and exited fourteen positions. There were no material sector allocation changes over 2%.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years or since inception of the Fund. The graph assumes a $10,000 initial investment in the Fund and an appropriate broad-based securities market index and any additional indexes and assumes maximum sales charges, if any.
Growth of $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	13.70%	10.83%	10.19%
Russell 3000® Index	23.81%	13.86%	12.55%
Russell 2000® Index	11.54%	7.40%	7.82%

Net Assets	$ 63,977,818
Holdings Count | Holding	72
Advisory Fees Paid, Amount	$ 324,475
Investment Company Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$63,977,818
Total number of portfolio holdings	72
Total advisory fees paid	$324,475
Portfolio turnover rate	59%

Holdings [Text Block]
Graphical Representation of Holdings
Sector Allocation (% of Net Assets)
Industrials	24.0%
Information Technology	18.8%
Health Care	16.9%
Consumer Discretionary	14.7%
Financials	8.3%
Real Estate	7.6%
Communication Services	3.8%
Energy	3.1%
Materials	2.9%
Short-Term Investment Funds	1.1%
Other Assets/Liabilities (Net)	(1.2)%
Total	100.0%